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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09685

                         Pioneer Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer High Yield Fund

 Schedule of Investments 7/31/14 (unaudited)

 Principal

 Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 CONVERTIBLE CORPORATE BONDS - 16.4%

 Energy - 0.8%

 Oil & Gas Equipment & Services - 0.1%

 2,170,000

 NR/NR

 SEACOR Holdings, Inc., 3.0%, 11/15/28 (144A)

 $

 2,083,200

 Oil & Gas Exploration & Production - 0.5%

 8,895,000

 CCC-/NR

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 $

 7,905,431

 Coal & Consumable Fuels - 0.2%

 4,705,000

 CCC+/NR

 Alpha Natural Resources, Inc., 3.75%, 12/15/17

 $

 3,981,606

 Total Energy

 $

 13,970,237

 Materials - 0.2%

 Diversified Metals & Mining - 0.2%

 3,805,000

 NR/NR

 RTI International Metals, Inc., 1.625%, 10/15/19

 $

 3,707,497

 Total Materials

 $

 3,707,497

 Capital Goods - 0.7%

 Aerospace & Defense - 0.1%

 2,150,000

 NR/NR

 The KEYW Holding Corp., 2.5%, 7/15/19

 $

 2,172,844

 Electrical Components & Equipment - 0.6%

 10,874,000

 B/Caa1

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 9,908,932

 Total Capital Goods

 $

 12,081,776

 Transportation - 0.4%

 Airlines - 0.4%

 2,575,000

 B/B2

 United Airlines, Inc., 4.5%, 1/15/15

 $

 6,365,078

 Marine - 0.0%†

 500,000

 NR/NR

 DryShips, Inc., 5.0%, 12/1/14

 $

 498,125

 Total Transportation

 $

 6,863,203

 Automobiles & Components - 0.7%

 Automobile Manufacturers - 0.7%

 6,341,000

 BBB-/Baa3

 Ford Motor Co., 4.25%, 11/15/16

 $

 12,491,770

 Total Automobiles & Components

 $

 12,491,770

 Consumer Durables & Apparel - 1.2%

 Homebuilding - 1.0%

 11,400,000

 B/B2

 KB Home, 1.375%, 2/1/19

 $

 11,022,375

 3,015,000

 BB-/Ba3

 Lennar Corp., 2.75%, 12/15/20 (144A)

 5,023,744

 2,870,000

 BB-/B1

 The Ryland Group, Inc., 0.25%, 6/1/19

 2,643,988

 $

 18,690,107

 Housewares & Specialties - 0.2%

 4,280,000

 BB-/B1

 Jarden Corp., 1.125%, 3/15/34 (144A)

 $

 4,226,500

 Total Consumer Durables & Apparel

 $

 22,916,607

 Consumer Services - 0.3%

 Specialized Consumer Services - 0.3%

 2,710,000

 NR/NR

 Ascent Capital Group, Inc., 4.0%, 7/15/20

 $

 2,477,956

 2,195,000

 NR/NR

 Carriage Services, Inc., 2.75%, 3/15/21 (144A)

 2,222,438

 $

 4,700,394

 Total Consumer Services

 $

 4,700,394

 Media - 0.2%

 Broadcasting - 0.2%

 4,425,000

 NR/NR

 Liberty Media Corp., 1.375%, 10/15/23 (144A)

 $

 4,530,094

 Total Media

 $

 4,530,094

 Retailing - 0.4%

 Internet Retail - 0.4%

 7,455,000

 NR/NR

 Shutterfly, Inc., 0.25%, 5/15/18

 $

 7,729,903

 Total Retailing

 $

 7,729,903

 Health Care Equipment & Services - 1.6%

 Health Care Equipment - 0.6%

 1,905,000

 NR/NR

 Cepheid, 1.25%, 2/1/21 (144A)

 $

 1,800,225

 2,345,000

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37 (Step)

 2,962,028

 3,450,000

 B+/NR

 Hologic, Inc., 2.0%, 3/1/42 (Step)

 3,788,531

 960,000

 B/B2

 Insulet Corp., 2.0%, 6/15/19

 1,009,800

 459,000

 NR/NR

 NuVasive, Inc., 2.75%, 7/1/17

 533,014

 $

 10,093,598

 Health Care Supplies - 0.7%

 9,460,000

 CCC+/NR

 Alere, Inc., 3.0%, 5/15/16

 $

 10,488,775

 3,015,000

 NR/NR

 Endologix, Inc., 2.25%, 12/15/18

 2,933,972

 $

 13,422,747

 Managed Health Care - 0.3%

 4,225,000

 NR/NR

 Molina Healthcare, Inc., 1.125%, 1/15/20

 $

 4,951,172

 Total Health Care Equipment & Services

 $

 28,467,517

 Pharmaceuticals, Biotechnology & Life Sciences - 3.9%

 Biotechnology - 2.1%

 2,340,000

 NR/NR

 ARIAD Pharmaceuticals, Inc., 3.625%, 6/15/19 (144A)

 $

 2,204,935

 1,920,000

 NR/NR

 BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18

 1,965,600

 1,920,000

 NR/NR

 BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20

 2,017,200

 4,815,000

 NR/NR

 Corsicanto, Ltd., 3.5%, 1/15/32

 3,806,859

 4,900,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 1.125%, 9/1/18 (144A)

 5,261,375

 6,805,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 1.875%, 9/1/20 (144A)

 7,319,628

 5,375,000

 NR/NR

 PDL BioPharma, Inc., 4.0%, 2/1/18

 5,946,094

 9,215,000

 NR/NR

 Theravance, Inc., 2.125%, 1/15/23

 9,837,012

 $

 38,358,703

 Pharmaceuticals - 1.8%

 3,755,000

 NR/NR

 Albany Molecular Research, Inc., 2.25%, 11/15/18 (144A)

 $

 5,174,859

 9,880,000

 NR/NR

 Auxilium Pharmaceuticals, Inc., 1.5%, 7/15/18

 10,522,200

 5,787,000

 NR/NR

 Emergent Biosolutions, Inc., 2.875%, 1/15/21 (144A)

 5,967,844

 5,270,000

 NR/NR

 Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19

 10,889,138

 $

 32,554,041

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 70,912,744

 Real Estate - 0.3%

 Real Estate Operating Companies - 0.3%

 4,885,000

 NR/NR

 Forest City Enterprises, Inc., 3.625%, 8/15/20

 $

 5,095,666

 Total Real Estate

 $

 5,095,666

 Software & Services - 3.2%

 Internet Software & Services - 1.0%

 4,555,000

 NR/NR

 Akamai Technologies, Inc., 2/15/19 (144A) (c)

 $

 4,614,784

 5,145,000

 NR/NR

 WebMD Health Corp., 1.5%, 12/1/20 (144A)

 5,829,928

 6,420,000

 NR/NR

 WebMD Health Corp., 2.5%, 1/31/18

 6,845,325

 $

 17,290,037

 Data Processing & Outsourced Services - 0.3%

 6,345,000

 BB+/NR

 Cardtronics, Inc., 1.0%, 12/1/20 (144A)

 $

 6,289,481

 Application Software - 1.8%

 2,470,000

 BBB/NR

 Citrix Systems, Inc., 0.5%, 4/15/19 (144A)

 $

 2,687,669

 5,815,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 6,716,325

 19,972,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 11/1/31

 19,872,140

 3,900,000

 NR/NR

 TIBCO Software, Inc., 2.25%, 5/1/32

 3,939,000

 $

 33,215,134

 Systems Software - 0.1%

 2,235,000

 NR/NR

 ServiceNow, Inc., 11/1/18 (144A) (c)

 $

 2,399,831

 Total Software & Services

 $

 59,194,483

 Technology Hardware & Equipment - 0.9%

 Communications Equipment - 0.7%

 9,000,000

 B/NR

 Ciena Corp., 0.875%, 6/15/17

 $

 8,915,625

 4,050,000

 NR/NR

 Finisar Corp., 0.5%, 12/55/33 (144A)

 3,956,344

 $

 12,871,969

 Hardware - 0.2%

 3,295,000

 NR/NR

 Emulex Corp., 1.75%, 11/15/18 (144A)

 $

 3,058,172

 Total Technology Hardware & Equipment

 $

 15,930,141

 Semiconductors & Semiconductor Equipment - 1.6%

 Semiconductor Equipment - 0.4%

 5,491,000

 BBB/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 7,371,668

 Semiconductors - 1.2%

 16,914,000

 BB+/NR

 ON Semiconductor Corp., 2.625%, 12/15/26

 $

 19,197,390

 3,755,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 3,529,700

 $

 22,727,090

 Total Semiconductors & Semiconductor Equipment

 $

 30,098,758

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $269,489,319)

 $

 298,690,790

 PREFERRED STOCKS - 3.9%

 Energy - 0.2%

 Oil & Gas Storage & Transportation - 0.2%

 130,000

 7.62

 B+/Ba2

 NuStar Logistics LP, Floating Rate Note, 1/15/43

 $

 3,499,600

 Total Energy

 $

 3,499,600

 Transportation - 0.3%

 Air Freight & Logistics - 0.3%

 4,940

 NR/NR

 CEVA Group Plc, 12/31/14 * (c)

 $

 5,434,055

 Total Transportation

 $

 5,434,055

 Banks - 0.1%

 Regional Banks - 0.1%

 76,950

 6.62

 BBB-/Ba1

 Fifth Third Bancorp, Floating Rate Note (Perpetual)

 $

 2,070,724

 Total Banks

 $

 2,070,724

 Diversified Financials - 1.8%

 Other Diversified Financial Services - 0.9%

 411,000

 7.12

 BB+/B1

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 11,224,410

 Consumer Finance - 0.9%

 6,450

 B/B3

 Ally Financial, Inc., 7.0% (Perpetual) (144A)

 $

 6,450,000

 358,975

 8.12

 B/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 9,756,940

 $

 16,206,940

 Investment Banking & Brokerage - 0.3%

 189,000

 7.12

 BB+/Ba3

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 5,208,840

 Total Diversified Financials

 $

 32,640,190

 Insurance - 1.2%

 Reinsurance - 1.2%

 1,515,236

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)

 $

 1,893,136

 6,500,000

 N/A

 NR/NR

 Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)

 6,768,450

 4,010,500

 0.00

 NR/NR

 Kane SAC Ltd., Series B, Floating Rate Note, 7/18/16

 4,180,144

 1,200,000

 N/A

 NR/NR

 Kane SAC, Ltd. Floating Rate Note

 1,218,000

 33,500

 NR/NR

 Lorenzo Re, Ltd., (Cat Bond) (Perpetual) * (c)

 3,519,175

 5,120,000

 NR/NR

 Pangaea Re, 7/1/18 (Cat Bond) (c)

 5,215,232

 $

 22,794,137

 Total Insurance

 $

 22,794,137

 Utilities - 0.3%

 Electric Utilities - 0.3%

 214,000

 BB+/Ba1

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 5,076,080

 Total Utilities

 $

 5,076,080

 TOTAL PREFERRED STOCKS

 (Cost $67,064,351)

 $

 71,514,786

 CONVERTIBLE PREFERRED STOCKS - 3.3%

 Energy - 0.5%

 Oil & Gas Exploration & Production - 0.5%

 715

 NR/NR

 Halcon Resources Corp., 5.75% (Perpetual)

 $

 786,500

 20,400

 NR/NR

 Penn Virginia Corp., 6.0% (Perpetual) (144A)

 2,043,305

 59,180

 NR/NR

 PetroQuest Energy, Inc., 6.875% (Perpetual)

 2,393,091

 33,162

 CCC/NR

 SandRidge Energy, Inc., 7.0% (Perpetual)

 3,382,524

 $

 8,605,420

 Total Energy

 $

 8,605,420

 Consumer Durables & Apparel - 0.6%

 Home Furnishings - 0.6%

 143,000

 NR/NR

 Sealy Corp., 8.0%, 7/15/16 (4.0% cash, 4.0% PIK) (PIK)

 $

 11,332,750

 Total Consumer Durables & Apparel

 $

 11,332,750

 Food, Beverage & Tobacco - 0.4%

 Packaged Foods & Meats - 0.4%

 73,300

 NR/NR

 Post Holdings, Inc., 2.5% (Perpetual) (144A)

 $

 6,739,019

 Total Food, Beverage & Tobacco

 $

 6,739,019

 Health Care Equipment & Services - 1.5%

 Health Care Supplies - 1.5%

 83,308

 CCC/NR

 Alere, Inc., 3.0% (Perpetual)

 $

 27,777,807

 Total Health Care Equipment & Services

 $

 27,777,807

 Banks - 0.1%

 Diversified Banks - 0.1%

 2,000

 BBB+/Baa3

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 2,420,000

 Total Banks

 $

 2,420,000

 Diversified Financials - 0.2%

 Asset Management & Custody Banks - 0.2%

 48,000

 BB+/NR

 AMG Capital Trust II, 5.15%, 10/15/37

 $

 3,036,000

 Total Diversified Financials

 $

 3,036,000

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $50,740,293)

 $

 59,910,996

 Shares

 COMMON STOCKS - 9.1%

 Energy - 0.6%

 Oil & Gas Exploration & Production - 0.3%

 7,229

 Halcon Resources Corp. *

 $

 43,013

 147,800

 Marathon Oil Corp.

 5,727,250

 $

 5,770,263

 Oil & Gas Refining & Marketing - 0.3%

 73,900

 Marathon Petroleum Corp. *

 $

 6,169,172

 Total Energy

 $

 11,939,435

 Materials - 1.9%

 Commodity Chemicals - 1.0%

 186,606

 Axiall Corp.

 $

 7,992,335

 93,934

 LyondellBasell Industries NV

 9,980,488

 $

 17,972,823

 Diversified Metals & Mining - 0.9%

 389,664

 Freeport-McMoRan, Inc.

 $

 14,503,294

 1,373,468

 Polymet Mining Corp. *

 1,593,223

 $

 16,096,517

 Total Materials

 $

 34,069,340

 Capital Goods - 2.0%

 Aerospace & Defense - 0.2%

 150,232

 Orbital Sciences Corp. *

 $

 3,856,455

 Electrical Components & Equipment - 0.8%

 667,230

 General Cable Corp.

 $

 14,832,523

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 482,433

 Commercial Vehicle Group, Inc. *

 $

 4,419,086

 109,200

 Joy Global, Inc.

 6,471,192

 $

 10,890,278

 Industrial Machinery - 0.4%

 28,022

 ESCO Technologies, Inc.

 $

 940,138

 139,920

 Kennametal, Inc.

 5,915,818

 $

 6,855,956

 Total Capital Goods

 $

 36,435,212

 Transportation - 0.2%

 Air Freight & Logistics - 0.1%

 2,282

 CEVA Group Plc *

 $

 2,510,266

 Marine - 0.1%

 4,099,666

 Horizon Lines, Inc. *

 $

 1,516,876

 Total Transportation

 $

 4,027,142

 Consumer Services - 0.3%

 Restaurants - 0.3%

 59,425

 Starbucks Corp.

 $

 4,616,134

 Education Services - 0.0%†

 13,966

 Cengage Learning Holdings II LP

 $

 489,683

 Total Consumer Services

 $

 5,105,817

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 43,613

 Nu Skin Enterprises, Inc.

 $

 2,559,647

 Total Household & Personal Products

 $

 2,559,647

 Health Care Equipment & Services - 0.9%

 Health Care Services - 0.1%

 255,259

 BioScrip, Inc. *

 $

 1,911,890

 Managed Health Care - 0.8%

 108,880

 Aetna, Inc.

 $

 8,441,466

 67,800

 Cigna Corp.

 6,104,712

 $

 14,546,178

 Total Health Care Equipment & Services

 $

 16,458,068

 Pharmaceuticals, Biotechnology & Life Sciences - 1.4%

 Biotechnology - 0.4%

 104,790

 Cubist Pharmaceuticals, Inc. *

 $

 6,381,711

 Life Sciences Tools & Services - 1.0%

 46,569

 Bio-Rad Laboratories, Inc. *

 $

 5,354,969

 95,749

 Thermo Fisher Scientific, Inc.

 11,633,504

 17,606

 Waters Corp. *

 1,821,165

 $

 18,809,638

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 25,191,349

 Real Estate - 0.6%

 Real Estate Operating Companies - 0.6%

 557,579

 Forest City Enterprises, Inc. *

 $

 10,688,789

 Total Real Estate

 $

 10,688,789

 Technology Hardware & Equipment - 0.7%

 Computer Hardware - 0.2%

 101,437

 NCR Corp. *

 $

 3,139,475

 Computer Storage & Peripherals - 0.1%

 103,800

 EMC Corp.

 $

 3,041,340

 Electronic Equipment Manufacturers - 0.2%

 106,629

 Itron, Inc. *

 $

 3,836,511

 Electronic Manufacturing Services - 0.2%

 58,898

 TE Connectivity, Ltd.

 $

 3,645,197

 Total Technology Hardware & Equipment

 $

 13,662,523

 Telecommunication Services - 0.4%

 Integrated Telecommunication Services - 0.4%

 585,800

 Windstream Holdings, Inc.

 $

 6,713,268

 Total Telecommunication Services

 $

 6,713,268

 TOTAL COMMON STOCKS

 (Cost $114,849,438)

 $

 166,850,590

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.3%

 Consumer Services - 0.0%†

 Hotels, Resorts & Cruise Lines - 0.0%†

 446,417

 NR/NR

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 $

 451,065

 Total Consumer Services

 $

 451,065

 Banks - 0.3%

 Thrifts & Mortgage Finance - 0.3%

 1,000,000

 NR/NR

 Bayview Opportunity Master Fund Trust 2013-3RPL, 4.0%, 4/28/18 (Step) (144A)

 $

 994,869

 1,560,000

 CCC/C

 Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)

 1,403,476

 2,513,900

 5.00

 NR/NR

 GMAT 2013-1 Trust, Floating Rate Note, 8/25/53

 2,397,546

 $

 4,795,891

 Total Banks

 $

 4,795,891

 TOTAL ASSET BACKED SECURITIES

 (Cost $5,277,637)

 $

 5,246,956

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%

 Banks - 0.8%

 Thrifts & Mortgage Finance - 0.8%

 2,000,000

 5.99

 B-/NR

 Banc of America Commercial Mortgage Trust 2007-5, Floating Rate Note, 2/10/51

 $

 2,002,492

 575,000

 4.45

 NR/NR

 CAM Mortgage Trust 2014-2, Floating Rate Note, 5/15/48 (144A)

 574,364

 595,000

 5.97

 B-/NR

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 499,622

 2,650,000

 3.65

 BB-/NR

 COMM 2014-KYO Mortgage Trust, Floating Rate Note, 6/11/27

 2,655,669

 956,379

 B-/Ba3

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32

 920,542

 1,000,000

 5.84

 BB+/Ba2

 GS Mortgage Securities Corp. II Commercial Mortgage Pass Through Certificates Series 2004-GG2, Floating Rate Note, 8/10/38

 998,978

 1,061,470

 NR/NR

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 1,039,285

 4,270,000

 3.75

 BB-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29

 4,272,635

 400,000

 5.58

 BB/NR

 Springleaf Mortgage Loan Trust, Floating Rate Note, 6/25/58 (144A)

 399,888

 1,000,000

 NR/NR

 Vericrest Opportunity Loan Transferee 2014-NPL4 LLC, 4.0%, 4/27/54 (Step) (144A)

 989,958

 $

 14,353,433

 Total Banks

 $

 14,353,433

 Diversified Financials - 0.1%

 Specialized Finance - 0.1%

 1,935,000

 5.97

 B-/NR

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 $

 1,799,550

 Total Diversified Financials

 $

 1,799,550

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $16,127,542)

 $

 16,152,983

 CORPORATE BONDS - 60.7%

 Energy - 18.5%

 Oil & Gas Drilling - 1.3%

 5,000,000

 NR/NR

 North Atlantic Drilling, Ltd., 6.25%, 2/1/19 (144A)

 $

 4,950,000

 4,000,000

 B-/B3

 Offshore Group Investment, Ltd., 7.125%, 4/1/23

 3,950,000

 3,650,000

 B-/B3

 Offshore Group Investment, Ltd., 7.5%, 11/1/19

 3,759,500

 2,995,000

 B+/B1

 Parker Drilling Co., 7.5%, 8/1/20

 3,182,188

 6,910,000

 B+/B1

 Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)

 7,324,600

 $

 23,166,288

 Oil & Gas Equipment & Services - 1.8%

 9,355,000

 B+/B2

 Basic Energy Services, Inc., 7.75%, 10/15/22

 $

 10,126,788

 4,245,000

 BB-/Ba3

 Bristow Group, Inc., 6.25%, 10/15/22

 4,478,475

 2,435,000

 BB-/B1

 Calfrac Holdings LP, 7.5%, 12/1/20 (144A)

 2,568,925

 1,725,000

 BB-/Ba3

 Exterran Holdings, Inc., 7.25%, 12/1/18

 1,798,312

 5,175,000

 B/B1

 Exterran Partners LP, 6.0%, 10/1/22

 5,149,125

 2,750,000

 B/B1

 Exterran Partners LP, 6.0%, 4/1/21

 2,750,000

 1,275,000

 B-/B2

 FTS International, Inc., 6.25%, 5/1/22 (144A)

 1,297,312

 54,000

 NR/NR

 Green Field Energy Services, Inc., 11/15/16 (144A) (c) (d)

 4,320

 2,555,000

 BB-/B1

 Key Energy Services, Inc., 6.75%, 3/1/21

 2,606,100

 2,955,000

 B/B3

 Seitel, Inc., 9.5%, 4/15/19

 3,110,138

 $

 33,889,495

 Integrated Oil & Gas - 0.8%

 3,365,000

 NR/NR

 American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)

 $

 3,937,050

 2,275,000

 CCC+/Caa1

 American Energy-Permian Basin LLC, 7.375%, 11/1/21 (144A)

 2,201,062

 3,095,000

 CCC+/B3

 Athlon Holdings LP, 6.0%, 5/1/22 (144A)

 3,102,738

 3,865,000

 B/B3

 Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21

 4,038,925

 1,300,000

 B-/B3

 Jones Energy Holdings LLC, 6.75%, 4/1/22 (144A)

 1,352,000

 $

 14,631,775

 Oil & Gas Exploration & Production - 12.4%

 2,500,000

 BB-/B1

 Antero Resources Finance Corp., 5.375%, 11/1/21

 $

 2,531,250

 3,360,000

 BB-/B1

 Antero Resources Finance Corp., 6.0%, 12/1/20

 3,502,800

 1,205,000

 B-/B3

 Approach Resources, Inc., 7.0%, 6/15/21

 1,250,188

 2,150,000

 B-/B3

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 2,327,375

 10,236,000

 B-/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 10,696,620

 3,310,000

 B-/B3

 Chaparral Energy, Inc., 8.25%, 9/1/21

 3,541,700

 8,435,000

 BB+/Ba1

 Chesapeake Energy Corp., 5.375%, 6/15/21

 8,661,691

 3,110,000

 BB+/Ba1

 Cimarex Energy Co., 5.875%, 5/1/22

 3,397,675

 3,832,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

 4,033,180

 3,675,000

 BB+/Ba3

 Concho Resources, Inc., 5.5%, 4/1/23

 3,803,625

 2,925,000

 BB+/Ba3

 Concho Resources, Inc., 6.5%, 1/15/22

 3,115,125

 5,520,000

 BB/B1

 Denbury Resources, Inc., 4.625%, 7/15/23

 5,161,200

 4,670,000

 BB/B1

 Denbury Resources, Inc., 5.5%, 5/1/22

 4,588,275

 4,155,000

 NR/NR

 Energy & Exploration Partners, Inc., 8.0%, 7/1/19 (144A)

 4,175,775

 13,000,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20

 14,397,500

 5,205,000

 B/B3

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 5,439,225

 7,615,000

 B-/B3

 Gulfport Energy Corp., 7.75%, 11/1/20

 8,262,275

 7,255,000

 CCC+/Caa1

 Halcon Resources Corp., 8.875%, 5/15/21

 7,527,062

 3,225,000

 CCC+/Caa1

 Halcon Resources Corp., 9.25%, 2/15/22

 3,390,281

 1,400,000

 B/B3

 Kodiak Oil & Gas Corp., 5.5%, 1/15/21

 1,470,000

 3,000,000

 B/B3

 Kodiak Oil & Gas Corp., 5.5%, 2/1/22

 3,165,000

 5,200,000

 B/B3

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19

 5,694,520

 3,350,000

 B/Caa1

 Legacy Reserves LP, 6.625%, 12/1/21

 3,358,375

 3,850,000

 B/NR

 Legacy Reserves LP, 6.625%, 12/1/21 (144A)

 3,859,625

 3,860,000

 B-/Caa1

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

 3,995,100

 14,935,000

 B+/NR

 Linn Energy LLC, 6.25%, 11/1/19

 15,159,025

 2,000,000

 CCC+/Caa1

 Memorial Production Partners LP, 6.875%, 8/1/22 (144A)

 1,940,000

 3,350,000

 CCC+/Caa1

 Memorial Production Partners LP, 7.625%, 5/1/21

 3,442,125

 4,155,000

 CCC+/Caa1

 Midstates Petroleum Co., Inc., 10.75%, 10/1/20

 4,477,012

 2,800,000

 CCC+/Caa1

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21

 2,891,000

 4,125,000

 B-/Caa1

 Northern Oil and Gas, Inc., 8.0%, 6/1/20

 4,351,875

 2,820,000

 B+/B2

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 2,989,200

 4,960,000

 B-/B3

 PDC Energy, Inc., 7.75%, 10/15/22

 5,505,600

 5,845,000

 B-/Caa1

 Penn Virginia Corp., 7.25%, 4/15/19

 6,078,800

 4,995,000

 B-/Caa1

 Penn Virginia Corp., 8.5%, 5/1/20

 5,531,962

 3,075,000

 B-/Caa1

 QR Energy LP, 9.25%, 8/1/20

 3,520,875

 3,295,000

 CCC+/B3

 Rice Energy, Inc., 6.25%, 5/1/22 (144A)

 3,262,050

 7,285,000

 B-/B3

 RKI Exploration & Production LLC, 8.5%, 8/1/21 (144A)

 7,794,950

 8,170,000

 B+/B1

 Rosetta Resources, Inc., 5.875%, 6/1/22

 8,312,975

 5,075,000

 B-/B3

 Sanchez Energy Corp., 7.75%, 6/15/21

 5,506,375

 1,945,000

 B-/B3

 Stone Energy Corp., 7.5%, 11/15/22

 2,086,012

 14,720,000

 B/B2

 Swift Energy Co., 7.875%, 3/1/22

 15,382,400

 3,000,000

 CCC+/Caa1

 Talos Production LLC, 9.75%, 2/15/18 (144A)

 3,112,500

 4,700,000

 B/B3

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 5,005,500

 $

 227,695,678

 Oil & Gas Refining & Marketing - 0.7%

 6,525,000

 B+/B2

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21 (144A)

 $

 6,655,500

 5,445,000

 BB+/Ba2

 Tesoro Corp., 5.375%, 10/1/22

 5,472,225

 $

 12,127,725

 Oil & Gas Storage & Transportation - 1.3%

 4,810,000

 BB/B1

 Crestwood Midstream Partners LP, 6.125%, 3/1/22 (144A)

 $

 4,966,325

 3,520,000

 NR/NR

 Energy Transfer Equity LP, 5.875%, 1/15/24 (144A)

 3,590,400

 9,380,000

 BB+/Ba3

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 9,708,300

 5,985,000

 BB+/Ba3

 Targa Resources Partners LP, 4.25%, 11/15/23

 5,805,450

 $

 24,070,475

 Coal & Consumable Fuels - 0.1%

 4,170,000

 NR/NR

 James River Coal Co., 7.875%, 4/1/19 (d)

 $

 458,700

 1,900,000

 B-/Caa1

 Murray Energy Corp., 8.625%, 6/15/21 (144A)

 2,014,000

 $

 2,472,700

 Total Energy

 $

 338,054,136

 Materials - 4.8%

 Commodity Chemicals - 0.7%

 2,756,000

 CCC+/Caa1

 Hexion US Finance Corp., 8.875%, 2/1/18

 $

 2,844,192

 2,445,000

 CCC+/Caa2

 Hexion US Finance Corp., 9.0%, 11/15/20

 2,432,775

 1,750,000

 B+/B2

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 1,811,250

 5,195,000

 BB-/B2

 Tronox Finance LLC, 6.375%, 8/15/20

 5,246,950

 $

 12,335,167

 Specialty Chemicals - 0.2%

 2,725,000

 BB-/B1

 Chemtura Corp., 5.75%, 7/15/21

 $

 2,779,500

 Metal & Glass Containers - 2.3%

 3,500,000

 CCC+/Caa2

 Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)

 $

 3,526,250

 3,350,000

 CCC+/Caa1

 Ardagh Packaging Finance Plc, 6.75%, 1/31/21 (144A)

 3,341,625

 758,824

 NR/Caa1

 Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)

 747,441

 13,120,000

 B+/Ba3

 Crown Cork & Seal Co., Inc., 7.375%, 12/15/26

 14,530,400

 6,700,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 8.25%, 2/15/21

 7,102,000

 7,495,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18

 7,776,062

 800,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

 834,000

 4,565,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 4,918,788

 $

 42,776,566

 Paper Packaging - 0.1%

 1,532,000

 B/B3

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 $

 1,566,470

 Diversified Metals & Mining - 0.6%

 8,775,000

 D/NR

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A) (d)

 $

 3,685,500

 1,595,000

 B/Caa1

 Prince Mineral Holding Corp., 12.0%, 12/15/19 (144A)

 1,787,397

 2,250,000

 B+/B1

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 2,362,500

 2,165,000

 B-/B3

 TMS International Corp., 7.625%, 10/15/21 (144A)

 2,294,900

 $

 10,130,297

 Gold - 0.3%

 6,445,000

 BB-/B1

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $

 5,929,400

 Steel - 0.3%

 2,615,000

 B+/B3

 APERAM, 7.375%, 4/1/16 (144A)

 $

 2,673,838

 2,855,000

 B-/Caa1

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 2,826,450

 $

 5,500,288

 Paper Products - 0.4%

 1,580,000

 BB/Ba2

 Clearwater Paper Corp., 4.5%, 2/1/23

 $

 1,516,800

 5,570,000

 BB-/Ba3

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 5,291,500

 $

 6,808,300

 Total Materials

 $

 87,825,988

 Capital Goods - 3.6%

 Aerospace & Defense - 0.8%

 2,650,000

 BB-/Ba3

 Bombardier, Inc., 4.75%, 4/15/19

 $

 2,567,188

 6,025,000

 BB-/Ba3

 Bombardier, Inc., 6.0%, 10/15/22

 5,904,500

 4,350,000

 BB/B1

 DigitalGlobe, Inc., 5.25%, 2/1/21

 4,257,562

 1,583,000

 CCC+/B3

 DynCorp International, Inc., 10.375%, 7/1/17

 1,608,724

 $

 14,337,974

 Building Products - 0.2%

 2,750,000

 BB-/NR

 Gibraltar Industries, Inc., 6.25%, 2/1/21

 $

 2,811,875

 Construction & Engineering - 0.2%

 3,000,000

 BB-/Ba3

 Dycom Investments, Inc., 7.125%, 1/15/21

 $

 3,232,500

 Industrial Conglomerates - 0.2%

 4,030,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 4,458,188

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 6,850,000

 CCC-/B3

 Navistar International Corp., 8.25%, 11/1/21

 $

 7,072,625

 Industrial Machinery - 0.7%

 2,755,000

 B-/B3

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 $

 2,885,862

 7,076,000

 B/Caa1

 Mueller Water Products, Inc., 7.375%, 6/1/17

 7,164,450

 2,660,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 2,819,600

 $

 12,869,912

 Machinery & Manufacturing- 0.6%

 4,550,000

 CCC+/Caa1

 Accudyne Industries Borrower, 7.75%, 12/15/20 (144A)

 $

 4,766,125

 5,445,000

 BB/Ba3

 Amsted Industries, Inc., 5.0%, 3/15/22 (144A)

 5,404,162

 $

 10,170,287

 Trading Companies & Distributors - 0.6%

 5,200,000

 BB/Ba3

 Rexel SA, 5.25%, 6/15/20 (144A)

 $

 5,278,000

 5,145,000

 B+/B1

 WESCO Distribution, Inc., 5.375%, 12/15/21

 5,260,762

 $

 10,538,762

 Total Capital Goods

 $

 65,492,123

 Commercial Services & Supplies - 0.5%

 Environmental & Facilities Services - 0.3%

 2,400,000

 B-/Caa2

 Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)

 $

 2,274,000

 2,000,000

 B/B3

 Safway Group Holding LLC, 7.0%, 5/15/18 (144A)

 2,095,000

 $

 4,369,000

 Diversified Support Services - 0.2%

 1,800,000

 B/Caa2

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $

 1,747,125

 Total Commercial Services & Supplies

 $

 6,116,125

 Transportation - 1.2%

 Airlines - 0.6%

 1,982,333

 A-/NR

 American Airlines 2013-2 Class A Pass Through Trust, 4.95%, 1/15/23

 $

 1,982,333

 2,950,000

 NR/NR

 Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)

 3,068,000

 2,525,000

 BB+/NR

 United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 8/15/21

 2,632,312

 3,200,000

 B/B2

 United Continental Holdings, Inc., 6.0%, 7/15/26

 3,132,000

 $

 10,814,645

 Railroads - 0.4%

 3,055,000

 NR/NR

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 3,123,738

 4,250,000

 B/B3

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

 4,398,750

 $

 7,522,488

 Transportation & Logistics - 0.3%

 1,990,000

 CCC+/B2

 Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)

 $

 2,179,050

 3,500,000

 CCC+/Caa1

 syncreon Group BV, 8.625%, 11/1/21 (144A)

 3,513,125

 $

 5,692,175

 Airport Services - 0.1%

 1,700,000

 B/B2

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 $

 1,778,625

 Total Transportation

 $

 25,807,933

 Automobiles & Components - 0.8%

 Auto Parts & Equipment - 0.7%

 4,650,000

 BB+/B2

 Dana Holding Corp., 6.0%, 9/15/23

 $

 4,847,625

 3,240,000

 B-/B3

 Meritor, Inc., 6.75%, 6/15/21

 3,434,400

 1,600,000

 B/B3

 Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)

 1,716,000

 2,690,000

 B/B1

 Schaeffler Holding Finance BV, 6.875%, 8/15/18 (6.875% Cash, 7.625% PIK) (144A) (PIK)

 2,824,500

 $

 12,822,525

 Tires & Rubber - 0.1%

 1,635,000

 B+/B1

 The Goodyear Tire & Rubber Co., 7.0%, 5/15/22

 $

 1,773,975

 Total Automobiles & Components

 $

 14,596,500

 Consumer Durables & Apparel - 2.9%

 Homebuilding - 2.4%

 2,100,000

 BB-/B2

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 $

 2,202,375

 5,045,000

 BB/Ba1

 DR Horton, Inc., 5.75%, 8/15/23

 5,322,475

 8,375,000

 B/B2

 KB Home, 7.0%, 12/15/21

 9,003,125

 4,150,000

 BB-/Ba3

 Lennar Corp., 4.5%, 6/15/19

 4,150,000

 8,730,000

 BB-/Ba3

 Lennar Corp., 4.75%, 11/15/22

 8,380,800

 3,660,000

 BB-/Ba3

 Meritage Homes Corp., 7.0%, 4/1/22

 3,998,550

 1,800,000

 B/B2

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 1,854,000

 6,975,000

 B+/B1

 Standard Pacific Corp., 6.25%, 12/15/21

 7,219,125

 2,540,000

 BB-/B1

 The Ryland Group, Inc., 5.375%, 10/1/22

 2,489,200

 $

 44,619,650

 Home Improvement - 0.5%

 7,901,000

 B-/Caa1

 BC Mountain LLC, 7.0%, 2/1/21 (144A)

 $

 7,584,960

 Total Consumer Durables & Apparel

 $

 52,204,610

 Consumer Services - 1.2%

 Casinos & Gaming - 0.4%

 2,075,000

 BBB-/Ba1

 GLP Capital LP, 4.375%, 11/1/18

 $

 2,106,125

 3,250,000

 BBB-/Ba1

 GLP Capital LP, 4.875%, 11/1/20

 3,298,750

 13,206,505

 NR/NR

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.00% Cash, 5.50% PIK) (PIK)

 1,650,813

 $

 7,055,688

 Hotels, Resorts & Cruise Lines - 0.5%

 4,815,000

 B-/B3

 MISA Investments, Ltd., 8.625%, 8/15/18 (8.625% Cash, 9.375 PIK) (144A) (PIK)

 $

 4,925,745

 4,290,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 4,708,275

 $

 9,634,020

 Education Services - 0.2%

 3,695,000

 CCC+/Caa1

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 3,695,000

 Specialized Consumer Services - 0.1%

 1,425,000

 BB-/Ba3

 Sotheby's, 5.25%, 10/1/22 (144A)

 $

 1,392,938

 Total Consumer Services

 $

 21,777,646

 Media - 3.6%

 Advertising - 0.3%

 5,360,000

 B-/B3

 MDC Partners, Inc., 6.75%, 4/1/20 (144A)

 $

 5,574,400

 Broadcasting - 0.9%

 3,900,000

 B-/Caa2

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 $

 3,987,750

 5,975,000

 B+/B2

 Quebecor Media, Inc., 5.75%, 1/15/23

 6,034,750

 6,035,000

 B+/B2

 Univision Communications, Inc., 6.875%, 5/15/19 (144A)

 6,336,750

 $

 16,359,250

 Cable & Satellite - 1.1%

 9,250,000

 B/B1

 CCO Holdings LLC, 6.5%, 4/30/21

 $

 9,620,000

 1,575,000

 B+/Ba3

 Numericable Group SA, 6.0%, 5/15/22 (144A)

 1,582,875

 9,050,000

 BB/Ba2

 Videotron, Ltd., 5.375%, 6/15/24 (144A)

 9,050,000

 $

 20,252,875

 Movies & Entertainment - 0.8%

 1,300,000

 B+/B3

 Live Nation Entertainment, Inc., 5.375%, 6/15/22 (144A)

 $

 1,300,000

 3,050,000

 B+/B3

 Live Nation Entertainment, Inc., 7.0%, 9/1/20 (144A)

 3,286,375

 425,000

 B-/B3

 Regal Entertainment Group, 5.75%, 3/15/22

 433,500

 4,895,000

 B-/B3

 Regal Entertainment Group, Inc., 5.75%, 2/1/25

 4,882,762

 5,475,000

 B/Caa1

 WMG Acquisition Corp., 6.75%, 4/15/22 (144A)

 5,324,438

 $

 15,227,075

 Publishing - 0.5%

 6,170,000

 BB+/Ba1

 Gannett Co., Inc., 6.375%, 10/15/23 (144A)

 $

 6,509,350

 1,675,000

 B-/B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 1,800,625

 $

 8,309,975

 Total Media

 $

 65,723,575

 Retailing - 0.6%

 Apparel Retail - 0.1%

 2,350,000

 B+/B3

 Brown Shoe Co., Inc., 7.125%, 5/15/19

 $

 2,470,438

 Computer & Electronics Retail - 0.1%

 2,590,000

 B+/B1

 Rent-A-Center, Inc., 4.75%, 5/1/21

 $

 2,311,575

 Specialty Stores - 0.4%

 4,010,000

 BB-/Ba3

 Outerwall, Inc., 5.875%, 6/15/21 (144A)

 $

 3,939,825

 2,805,000

 CCC+/Caa2

 PC Nextco Holdings LLC, 8.75%, 8/15/19 (0.00 Cash, 9.50 PIK) (144A) (PIK)

 2,833,050

 $

 6,772,875

 Total Retailing

 $

 11,554,888

 Food & Staples Retailing - 0.2%

 Food Distributors - 0.2%

 3,635,000

 B-/B3

 KeHE Distributors LLC, 7.625%, 8/15/21 (144A)

 $

 3,916,712

 Total Food & Staples Retailing

 $

 3,916,712

 Food, Beverage & Tobacco - 1.5%

 Distillers & Vintners - 0.4%

 4,100,000

 BB+/Ba1

 Constellation Brands, Inc., 3.75%, 5/1/21

 $

 3,997,500

 3,235,000

 BB+/Ba1

 Constellation Brands, Inc., 4.25%, 5/1/23

 3,194,562

 $

 7,192,062

 Soft Drinks - 0.2%

 3,995,000

 B+/B3

 Cott Beverages, Inc., 5.375%, 7/1/22 (144A)

 $

 3,945,062

 Agricultural Products - 0.2%

 4,460,000

 B/B2

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

 $

 4,526,900

 Packaged Foods & Meats - 0.2%

 1,775,000

 B/B2

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 $

 1,843,781

 2,100,000

 B/B2

 Post Holdings, Inc., 7.375%, 2/15/22

 2,236,500

 $

 4,080,281

 Tobacco - 0.5%

 8,460,000

 B-/Caa1

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 8,306,662

 Total Food, Beverage & Tobacco

 $

 28,050,967

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 2,400,000

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20

 $

 2,520,000

 2,495,000

 B/B2

 Revlon Consumer Products Corp., 5.75%, 2/15/21

 2,532,425

 $

 5,052,425

 Total Household & Personal Products

 $

 5,052,425

 Health Care Equipment & Services - 2.2%

 Health Care Services - 0.2%

 3,675,000

 CCC/Caa2

 BioScrip, Inc., 8.875%, 2/15/21 (144A)

 $

 3,757,688

 684,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 725,040

 $

 4,482,728

 Health Care Facilities - 1.6%

 4,240,000

 B-/NR

 Amsurg Corp., 5.625%, 7/15/22 (144A)

 $

 4,261,200

 16,400,000

 B-/B3

 CHS, Inc., 8.0%, 11/15/19

 17,592,280

 3,200,000

 B-/B3

 Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)

 3,168,000

 2,850,000

 B+/Ba3

 Tenet Healthcare Corp., 4.375%, 10/1/21

 2,743,125

 1,265,000

 B/B3

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 1,290,300

 $

 29,054,905

 Managed Health Care - 0.3%

 5,370,000

 BB/Ba2

 WellCare Health Plans, Inc., 5.75%, 11/15/20

 $

 5,477,400

 Health Care Technology - 0.1%

 1,400,000

 B/B3

 MedAssets, Inc., 8.0%, 11/15/18

 $

 1,459,500

 Total Health Care Equipment & Services

 $

 40,474,533

 Pharmaceuticals, Biotechnology & Life Sciences - 1.3%

 Biotechnology - 0.6%

 9,859,000

 B-/Caa1

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 9,834,352

 Pharmaceuticals - 0.7%

 7,715,000

 B+/B1

 Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (144A)

 $

 7,444,975

 5,610,000

 CCC+/Caa2

 JLL, 7.5%, 2/1/22 (144A)

 5,778,300

 $

 13,223,275

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 23,057,627

 Diversified Financials - 1.7%

 Other Diversified Financial Services - 0.4%

 2,375,000

 5.90

 BB+/Ba3

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 2,360,610

 5,295,000

 NR/NR

 JPMorgan Chase & Co., 5.0%, 12/20/15

 294,353

 4,200,000

 5.65

 BB/Ba1

 Voya Financial, Inc., Floating Rate Note, 5/15/53

 4,273,500

 $

 6,928,463

 Specialized Finance - 1.1%

 1,515,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 1,473,338

 11,350,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 11,009,500

 1,820,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 1,801,800

 3,100,000

 B/B1

 Oxford Finance LLC, 7.25%, 1/15/18 (144A)

 3,231,750

 2,400,000

 N/A

 BB+/NR

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond)

 2,374,560

 $

 19,890,948

 Consumer Finance - 0.2%

 3,265,000

 B/B3

 TMX Finance LLC, 8.5%, 9/15/18 (144A)

 $

 3,464,981

 Total Diversified Financials

 $

 30,284,392

 Insurance - 4.4%

 Insurance Brokers - 0.3%

 4,900,000

 CCC+/Caa2

 USI, Inc. New York, 7.75%, 1/15/21 (144A)

 $

 4,863,250

 Life & Health Insurance - 0.3%

 5,400,000

 BB-/Ba3

 Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)

 $

 5,724,000

 Property & Casualty Insurance - 0.3%

 4,080,000

 NR/NR

 Dartmouth Aspen, 12/31/14 (c)

 $

 3,950,664

 1,450,000

 NR/NR

 Kane SAC Limited, Floating Rate Note, 7/30/16

 1,485,235

 $

 5,435,899

 Reinsurance - 3.5%

 250,000

 NR/NR

 Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 $

 252,550

 450,000

 8.10

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 462,825

 1,500,000

 0.02

 BB+/NR

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 1,512,150

 250,000

 6.23

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 253,425

 1,325,000

 5.29

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 1,332,420

 1,500,000

 6.89

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 1,547,550

 1,250,000

 17.98

 NR/NR

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 1,302,875

 1,400,000

 10.28

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 1,406,580

 400,000

 9.03

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 423,880

 500,000

 7.40

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)

 505,750

 1,500,000

 5.02

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)

 1,504,800

 1,800,000

 7.43

 NR/NR

 Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)

 1,836,000

 3,040,000

 NR/NR

 Gloucester Kane SAC, Floating Rate Note, 6/12/15

 2,716,240

 1,500,000

 13.53

 B-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 1,499,550

 1,200,000

 8.38

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 1,200,960

 1,255,400

 4.84

 NR/NR

 Kane SAC Ltd., PI-3, Series A-2014, Floating Rate Note, 4/7/15

 1,244,604

 1,004,200

 NR/NR

 Kane SAC, Ltd, Floating Rate Note, 6/12/15

 1,012,635

 1,018,720

 NR/NR

 Kane SAC, Ltd, Floating Rate Note, 7/14/15

 966,052

 2,575,000

 4.77

 BB-/NR

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 2,578,090

 350,000

 4.52

 BB-/NR

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 347,795

 1,500,000

 4.03

 BB/NR

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 1,512,150

 2,400,000

 12.02

 B/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 2,455,680

 1,325,000

 8.53

 B+/NR

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 1,398,008

 675,000

 0.01

 B-/NR

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)

 704,632

 500,000

 8.03

 NR/NR

 Mythen Re, Ltd., Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)

 510,000

 2,000,000

 7.52

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 2,016,200

 1,150,000

 8.52

 BB-/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 1,163,340

 250,000

 10.58

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 254,475

 1,450,000

 8.62

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 1,490,165

 2,000,000

 13.28

 NR/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/15 (Cat Bond) (144A)

 2,079,200

 800,000

 8.78

 B+/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 832,320

 3,450,000

 12.03

 B-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 3,564,885

 1,750,000

 8.93

 NR/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 1,806,875

 250,000

 5.78

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 258,775

 2,100,000

 12.78

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 2,269,470

 950,000

 19.03

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,058,775

 1,100,000

 10.03

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,201,860

 1,750,000

 22.03

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 2,058,525

 500,000

 8.03

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 540,350

 250,000

 20.05

 NR/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)

 252,100

 800,000

 9.28

 B-/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 833,040

 1,600,000

 4.02

 BB/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,594,560

 13,799

 NR/NR

 Sector Re V, Ltd., 12/1/17 (Cat Bond) (144A) (c)

 0

 2,150,000

 NR/NR

 Sector Re V, Ltd., 12/1/18 (Cat Bond) (144A) (c)

 2,294,265

 3,587

 NR/NR

 Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A) (c)

 224,710

 1,250,000

 NR/NR

 Sector Re V, Ltd., 3/30/19 (Cat Bond) (144A) (c)

 1,287,125

 2,000,000

 NR/NR

 Silverton Re, Ltd., 9/16/16 (Cat Bond) (144A) (c)

 2,331,600

 875,000

 11.03

 NR/NR

 Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)

 882,175

 1,200,000

 16.27

 NR/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 1,215,000

 375,000

 11.27

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 387,900

 1,000,000

 8.52

 B+/NR

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 1,030,400

 250,000

 6.27

 NR/NR

 Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 249,125

 $

 63,664,416

 Total Insurance

 $

 79,687,565

 Real Estate - 1.2%

 Diversified REIT's - 0.5%

 9,550,000

 B/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 9,741,000

 Mortgage REIT's - 0.2%

 4,550,000

 NR/NR

 NorthStar Realty Finance Corp., 3.0%, 9/30/14

 $

 4,552,070

 Office REIT's - 0.1%

 1,000,000

 BB/Ba1

 DuPont Fabros Technology LP, 5.875%, 9/15/21

 $

 1,020,000

 Specialized REIT's - 0.1%

 2,675,000

 BB/Ba3

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 2,808,750

 Real Estate Development - 0.2%

 2,840,000

 B/Ba3

 The Howard Hughes Corp., 6.875%, 10/1/21 (144A)

 $

 2,989,100

 Real Estate Services - 0.1%

 1,480,000

 BB-/B2

 Kennedy-Wilson, Inc., 5.875%, 4/1/24

 $

 1,483,700

 Total Real Estate

 $

 22,594,620

 Software & Services - 1.7%

 Internet Software & Services - 0.9%

 3,400,000

 BB-/B2

 Bankrate, Inc., 6.125%, 8/15/18 (144A)

 $

 3,587,000

 5,465,000

 BB/Ba3

 Equinix, Inc., 5.375%, 4/1/23

 5,492,325

 6,085,000

 BB/Ba3

 j2 Global, Inc., 8.0%, 8/1/20

 6,571,800

 $

 15,651,125

 Data Processing & Outsourced Services - 0.5%

 2,350,000

 BB-/Ba2

 Audatex North America, Inc., 6.0%, 6/15/21 (144A)

 $

 2,461,625

 5,048,000

 BB-/B2

 NeuStar, Inc., 4.5%, 1/15/23

 4,290,800

 2,950,000

 BB-/Ba3

 WEX, Inc., 4.75%, 2/1/23 (144A)

 2,846,750

 $

 9,599,175

 Home Entertainment Software - 0.3%

 1,725,000

 BB+/Ba2

 Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)

 $

 1,811,250

 3,285,000

 BB+/Ba2

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 3,539,588

 $

 5,350,838

 Total Software & Services

 $

 30,601,138

 Technology Hardware & Equipment - 1.7%

 Communications Equipment - 0.6%

 3,865,000

 BB+/Ba3

 Brocade Communications Systems, Inc., 4.625%, 1/15/23

 $

 3,710,400

 1,860,000

 B+/B2

 CommScope, Inc., 5.0%, 6/15/21 (144A)

 1,841,400

 1,770,000

 B+/B2

 CommScope, Inc., 5.5%, 6/15/24 (144A)

 1,761,150

 3,000,000

 B-/B2

 ViaSat, Inc., 6.875%, 6/15/20

 3,225,000

 $

 10,537,950

 Computer Storage & Peripherals - 0.5%

 5,900,000

 BBB-/Ba1

 Seagate HDD Cayman, 4.75%, 1/1/25 (144A)

 $

 5,811,500

 4,300,000

 BBB-/Ba1

 Seagate HDD Cayman, 4.75%, 6/1/23 (144A)

 4,343,000

 $

 10,154,500

 Electronic Equipment Manufacturers - 0.3%

 5,300,000

 B+/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 5,512,000

 Electronic Components - 0.1%

 1,255,000

 B+/Ba2

 Belden, Inc., 5.25%, 7/15/24 (144A)

 $

 1,251,862

 Electronic Manufacturing Services - 0.2%

 1,380,000

 BB+/Ba1

 Flextronics International, Ltd., 4.625%, 2/15/20

 $

 1,397,250

 2,295,000

 BB+/Ba1

 Flextronics International, Ltd., 5.0%, 2/15/23

 2,329,425

 $

 3,726,675

 Total Technology Hardware & Equipment

 $

 31,182,987

 Semiconductors & Semiconductor Equipment - 0.7%

 Semiconductor Equipment - 0.3%

 5,100,000

 BB-/B3

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 5,265,750

 Semiconductors - 0.4%

 6,205,000

 B/B2

 Advanced Micro Devices, Inc., 6.75%, 3/1/19 (144A)

 $

 6,360,125

 1,825,000

 BB/Ba3

 Micron Technology, Inc., 5.875%, 2/15/22 (144A)

 1,916,250

 $

 8,276,375

 Total Semiconductors & Semiconductor Equipment

 $

 13,542,125

 Telecommunication Services - 4.8%

 Integrated Telecommunication Services - 3.7%

 3,625,000

 BB/Ba2

 CenturyLink, Inc., 5.8%, 3/15/22

 $

 3,715,625

 3,300,000

 BB/Ba2

 CenturyLink, Inc., 6.45%, 6/15/21

 3,547,500

 13,358,000

 B/B3

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 14,493,430

 4,750,000

 BB-/Ba2

 Frontier Communications Corp., 7.125%, 1/15/23

 4,916,250

 9,705,000

 BB-/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 11,185,012

 3,100,000

 BB-/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 3,534,000

 5,275,000

 B/B1

 Windstream Corp., 6.375%, 8/1/23

 5,209,062

 11,030,000

 B/B1

 Windstream Corp., 7.5%, 6/1/22

 11,884,825

 8,460,000

 B/B1

 Windstream Corp., 7.75%, 10/15/20

 9,052,200

 $

 67,537,904

 Wireless Telecommunication Services - 1.1%

 1,150,000

 B-/Caa1

 Intelsat Jackson Holdings SA, 6.625%, 12/15/22

 $

 1,161,500

 2,490,000

 BB-/B1

 Sprint Corp., 7.25%, 9/15/21 (144A)

 2,651,850

 965,000

 BB/Ba3

 T-Mobile USA, Inc., 6.125%, 1/15/22

 992,744

 1,200,000

 BB/Ba3

 T-Mobile USA, Inc., 6.5%, 1/15/24

 1,251,000

 4,300,000

 BB/Ba3

 T-Mobile USA, Inc., 6.542%, 4/28/20

 4,493,500

 2,865,000

 BB/Ba3

 T-Mobile USA, Inc., 6.633%, 4/28/21

 3,008,250

 2,000,000

 BB/Ba3

 T-Mobile USA, Inc., 6.731%, 4/28/22

 2,095,000

 3,350,000

 NR/NR

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 3,583,913

 $

 19,237,757

 Total Telecommunication Services

 $

 86,775,661

 Utilities - 1.4%

 Gas Utilities - 0.3%

 1,850,000

 B+/B2

 Ferrellgas LP, 6.5%, 5/1/21

 $

 1,910,125

 3,585,000

 B+/B2

 Ferrellgas LP, 6.75%, 1/15/22 (144A)

 3,737,362

 $

 5,647,487

 Independent Power Producers & Energy Traders - 1.1%

 1,650,000

 BB-/Ba3

 AES Corp. Virginia, 5.5%, 3/15/24

 $

 1,617,000

 1,450,000

 BB-/B1

 NRG Energy, Inc., 6.25%, 5/1/24 (144A)

 1,450,000

 4,700,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 1/15/18

 5,217,000

 7,850,000

 BB-/B1

 NRG Energy, Inc., 8.25%, 9/1/20

 8,438,750

 2,860,000

 NR/NR

 SunPower Corp., 0.875%, 6/1/21 (144A)

 3,219,288

 $

 19,942,038

 Total Utilities

 $

 25,589,525

 TOTAL CORPORATE BONDS

 (Cost $1,082,278,700)

 $

 1,109,963,801

 SENIOR FLOATING RATE LOAN INTERESTS - 6.6%**

 Energy - 1.2%

 Oil & Gas Drilling - 0.3%

 3,863,910

 7.50

 B/B3

 Jonah Energy LLC, Term Loan (Second Lien), 5/8/21

 $

 3,883,230

 2,320,625

 5.75

 B-/B3

 Offshore Group Investment, Ltd., Term Loan, 3/28/19

 2,314,341

 $

 6,197,571

 Oil & Gas Equipment & Services - 0.1%

 1,662,545

 5.75

 B-/B2

 FTS International, Inc., Initial Term Loan, 4/16/21

 $

 1,680,804

 Oil & Gas Exploration & Production - 0.8%

 8,790,000

 0.00

 NR/NR

 American Energy Partners, Inc., Term Loan, 6/17/15

 $

 8,790,000

 5,168,665

 8.38

 B-/B2

 Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20

 5,302,730

 $

 14,092,730

 Total Energy

 $

 21,971,105

 Materials - 0.1%

 Specialty Chemicals - 0.1%

 1,570,285

 3.23

 BB-/B1

 Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20

 $

 1,564,396

 Total Materials

 $

 1,564,396

 Capital Goods - 0.4%

 Aerospace & Defense - 0.2%

 1,931,898

 5.00

 B/B2

 DAE Aviation Holdings, Inc., Replacement Tranche B-1 Loan, 11/2/18

 $

 1,950,019

 1,578,128

 3.48

 B-/Caa1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 1,518,948

 875,796

 5.00

 B/B2

 Standard Aero, Ltd., Replacement Tranche B-2 Loan, 11/2/18

 880,996

 $

 4,349,963

 Construction & Engineering - 0.2%

 2,914,509

 6.75

 B+/B2

 International Equipment Solutions LLC, Initial Loan, 8/16/19

 $

 2,932,725

 Total Capital Goods

 $

 7,282,688

 Commercial Services & Supplies - 0.4%

 Environmental & Facilities Services - 0.1%

 620,713

 4.00

 B+/B1

 WCA Waste Corp., Term Loan, 3/23/18

 $

 621,100

 Diversified Support Services - 0.0%†

 1,622,731

 10.00

 NR/NR

 IAP Worldwide Services, Inc., Term Loan (First Lien) Retired 07/18/2014, 12/31/15 (d)

 $

 470,592

 Security & Alarm Services - 0.3%

 5,978,019

 4.25

 B/Ba3

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 5,982,688

 Total Commercial Services & Supplies

 $

 7,074,380

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.6%

 7,462

 3.75

 BB/Ba3

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 7,473

 3,018,689

 4.25

 NR/NR

 TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21

 3,025,294

 8,512,680

 3.23

 BB-/B1

 Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20

 8,486,078

 $

 11,518,845

 Total Automobiles & Components

 $

 11,518,845

 Media - 0.7%

 Advertising - 0.1%

 1,993,062

 6.75

 B/NR

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 1,979,567

 Broadcasting - 0.1%

 1,421,083

 4.00

 B+/NR

 Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20

 $

 1,413,978

 Cable & Satellite - 0.4%

 7,575,000

 3.50

 BB-/Ba3

 Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20

 $

 7,515,226

 Movies & Entertainment - 0.1%

 1,244,365

 3.75

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 2/28/18

 $

 1,246,698

 Total Media

 $

 12,155,469

 Retailing - 0.5%

 Department Stores - 0.1%

 1,626,835

 4.25

 B/B2

 Neiman Marcus Group, Ltd. LLC, Other Term Loan, 10/25/20

 $

 1,621,447

 Automotive Retail - 0.4%

 7,105,063

 5.75

 B+/B2

 CWGS Group LLC, Term Loan, 2/20/20

 $

 7,176,113

 Total Retailing

 $

 8,797,560

 Food & Staples Retailing - 0.0%†

 Food Distributors - 0.0%†

 8,541

 5.75

 B/B2

 AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17

 $

 8,569

 Total Food & Staples Retailing

 $

 8,569

 Health Care Equipment & Services - 1.4%

 Health Care Equipment - 0.1%

 2,403,903

 4.00

 BB-/Ba3

 Kinetic Concepts, Inc., Term  DTL-E1 loan, 5/4/18

 $

 2,406,470

 Health Care Services - 1.2%

 1,188,003

 4.25

 B+/B1

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 1,188,746

 1,961,463

 6.75

 B+/B1

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 1,970,658

 1,232,125

 6.50

 NR/B1

 BioScrip, Inc., Delayed Draw Term Loan, 7/31/20

 1,249,067

 2,053,542

 6.50

 B/B1

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 2,081,778

 7,414,670

 6.50

 B+/B2

 Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19

 7,432,006

 2,583,525

 4.75

 B/B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 2,595,365

 1,513,563

 6.75

 B/B2

 National Surgical Hospitals, Inc., Term Loan, 8/1/19

 1,520,184

 1,915,875

 6.00

 B/NR

 Surgery Center Holdings, Inc., Term Loan (First Lien), 4/11/19

 1,918,270

 1,471,625

 7.25

 NR/NR

 Virtual Radiologic Corp., Term Loan A, 12/22/16

 1,092,682

 $

 21,048,756

 Managed Health Care - 0.1%

 1,018,402

 9.75

 B+/B2

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 1,027,313

 740,405

 9.75

 B+/B2

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17

 743,182

 $

 1,770,495

 Total Health Care Equipment & Services

 $

 25,225,721

 Diversified Financials - 0.1%

 Payment Products & Services - 0.1%

 2,469,527

 5.25

 BB/Ba3

 WorldPay, Facility B2A Term Loan, 8/6/17

 $

 2,493,605

 Total Diversified Financials

 $

 2,493,605

 Insurance - 0.1%

 Multi-line Insurance - 0.1%

 1,241,557

 4.25

 B/B1

 Alliant Holdings I, Inc., Initial Term Loan, 12/20/19

 $

 1,244,391

 Total Insurance

 $

 1,244,391

 Software & Services - 0.8%

 Application Software - 0.8%

 13,890,043

 8.50

 B-/B1

 Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18

 $

 13,887,876

 668,841

 4.25

 B+/B1

 Vertafore, Inc., Term Loan (2013), 10/3/19

 670,095

 $

 14,557,971

 Total Software & Services

 $

 14,557,971

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.3%

 6,015,000

 4.48

 NR/NR

 Level 3 Financing, Inc., Bridge Loan, 6/15/15

 $

 6,015,000

 Total Telecommunication Services

 $

 6,015,000

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $120,109,329)

 $

 119,909,700

 Shares

 RIGHTS / WARRANTS - 0.0%†

 Energy - 0.0%†

 Oil & Gas Equipment & Services - 0.0%†

 2,275

 Green Field Energy Services, Inc., 11/15/21 (144A)

 $

 2,286

 Total Energy

 $

 2,286

 Automobiles & Components - 0.0%†

 Auto Parts & Equipment - 0.0%†

 2,230

 Lear Corp., 11/9/14

 $

 421,013

 Total Automobiles & Components

 $

 421,013

 TOTAL RIGHTS / WARRANTS

 (Cost $211,433)

 $

 423,299

 TOTAL INVESTMENT IN SECURITIES - 101.2%

 (Cost $1,726,148,042) (a)

 $

 1,848,663,901

 OTHER ASSETS & LIABILITIES - (1.2)%

 $

 (21,108,534)

 TOTAL NET ASSETS - 100.0%

 $

 1,827,555,367

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (PIK)

 Represents a pay-in-kind security.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2014, the value of these securities amounted to $503,830,521 or 27.6% of total net assets.

 (a)

 At July 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,731,664,643 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 153,433,950

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (36,434,692)

 Net unrealized appreciation

 $

 116,999,258

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (d)

 Security is in default and is non-income producing.

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

5,295,000

 J.P. Morgan Securities LLC

 Advanced Micro Devices, Inc.

5.00
%

 12/20/15

269,370

$
24,983

            (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
298,690,790

$
-

$
298,690,790

 Preferred Stocks

-

-

-

-

  Transportation

-

-

-

-

   Air Freight & Logistics

-

5,434,055

-

5,434,055

  Diversified Financials

-

-

-

-

   Consumer Finance

-

6,450,000

-

6,450,000

  Insurance

-

-

-

-

   Reinsurance

-

-

22,794,137

22,794,137

  All Other Preferred Stocks

36,836,594

-

-

36,836,594

 Convertible Preferred Stocks

-

-

-

-

  Energy

-

-

-

-

   Oil & Gas Exploration & Production

2,829,805

5,775,615

-

8,605,420

  Consumer Durables & Apparel

-

   Home Furnishings

-

11,332,750

-

11,332,750

  Food, Beverage & Tobacco

-

   Packaged Foods & Meats

-

6,739,019

-

6,739,019

  Diversified Financials

-

   Asset Management & Custody Banks

-

3,036,000

-

3,036,000

  All Other Convertible Preferred Stocks

30,197,807

-

-

30,197,807

 Common Stocks

-

-

-

-

  Transportation

-

-

-

-

   Air Freight & Logistics

-

2,510,266

-

2,510,266

  Consumer Services

-

   Education Services

-

489,683

-

489,683

  All Other Common Stocks

163,850,641

-

-

163,850,641

 Asset Backed Securities

-

5,246,956

-

5,246,956

 Collateralized Mortgage Obligations

-

16,152,983

-

16,152,983

 Corporate Bonds

-

-

-

-

  Insurance

-

-

-

-

   Property & Casualty Insurance

-

-

5,435,899

5,435,899

   Reinsurance

-

-

12,077,231

12,077,231

 All Other Corporate Bonds

-

1,092,450,671

-

1,092,450,671

 Senior Floating Rate Loan Interests

-

119,909,700

-

119,909,700

 Rights/Warrants

-

-

-

-

  Energy

-

-

-

-

   Oil & Gas Equipment & Services

-

2,286

-

2,286

  Automobiles & Components

-

-

-

-

   Auto Parts & Equipment

421,013

-

-

421,013

 Total

$
234,135,860

$
1,574,220,774

$
40,307,267

$
1,848,663,901

 Other Financial Instruments

 Unrealized appreciation on credit default swaps

-

24,983

-

24,983

 Total Other Financial Instruments

$
-

$
24,983

$
-

$
24,983

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Preferred

 Stocks

 Common

 Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/13

$
8,420,810

$
454,130

$
10,499,600

$
19,374,540

 Realized gain (loss)1

371,681

(3,629,327
)

17,386

(3,240,260
)

 Change in unrealized appreciation (depreciation)2

4,200,339

3,216,482

(4,060,621
)

3,356,200

 Purchases

16,807,750

-

16,656,765

33,464,515

 Sales

(7,006,443
)

(41,285
)

(5,600,000
)

(12,647,728
)

 Transfers in to Level 3*

-

-

-

-

 Transfers out of Level 3*

-

-

-

-

 Balance as of 7/31/14

22,794,137

-

17,513,130

40,307,267

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

 **

 Transfers are calculated on the beginning of period values.

 During the period ended July 31, 2014 there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/14

$
3,356,200

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Yield Fund By (Signature and Title)* /s/ Mark Goodwin ----------------------- Mark Goodwin, Executive Vice President Date September 29, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Mark Goodwin ----------------------- Mark Goodwin, Executive Vice President Date September 29, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date September 29, 2014 * Print the name and title of each signing officer under his or her signature.